PREMISES AND EQUIPMENT	12 Months Ended
Sep. 30, 2015
PREMISES AND EQUIPMENT
PREMISES AND EQUIPMENT

6.PREMISES AND EQUIPMENT

Premises and equipment at September 30, 2015 and 2014 are summarized as follows:

	2015	2014

Land	$5,578,914	$5,578,914
Office buildings and improvements	17,253,597	16,608,242
Furniture and equipment	15,545,092	13,914,587

	38,377,603	36,101,743
Less accumulated depreciation	(20,787,838)	(18,842,392)

Total	$17,589,765	$17,259,351

Depreciation expense on premises and equipment totaled $2.2 million, $2.1 million and $2.0 million for the years ended September 30, 2015, 2014 and 2013, respectively.

Certain facilities of the Company are leased under various operating leases.  Rent expense for the fiscal years ended September 30, 2015, 2014 and 2013 totaled $2.0 million, $1.8 million, and $1.4 million, respectively. At September 30, 2015, future minimum rental commitments under non-cancelable leases are as follows:

Due in years ending September 30,
2016	$1,781,976
2017	1,492,923
2018	1,083,991
2019	838,385
2020	341,782
Thereafter	268,262

Total	$5,807,319